Schedule of Measured Warrants (Details) - Liability Warrants [Member] - USD ($)	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 4,868,703	$ 14,135,321
Issued on conversion of convertible debt		140,880
Issued in private convertible debt		618,916
Exercised		(11,404)
Change in fair value	(2,941,546)	(4,759,776)
Foreign exchange	(75,846)	122,209
Ending Balance	$ 1,851,311	$ 10,246,146